Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income		$ 1.0	$ 1.6	$ 2.0
Noncash revenues, expenses, gains and losses included in income:
Amortization of deferred gains on disposal of businesses		(0.3)	(0.2)	(0.8)
Depreciation and amortization		0.0	(0.1)	(0.1)
Deferred tax (expense) benefit		(0.2)	(0.1)	0.1
Net realized (gains) losses on investments		(0.1)	0.0	0.2
Changes in operating assets and liabilities:
Change in reinsurance recoverable		(0.2)	0.3	0.0
Change in insurance policy reserves and expenses		0.1	(0.1)	(0.2)
Change in other assets and other liabilities		0.4	(0.3)	(0.1)
Change in taxes payable		0.0	0.1	(0.2)
Other		0.0	0.0	(0.2)
Net cash provided by operating activities		0.7	1.2	0.7
Sales of:
Fixed maturity securities available for sale		0.5	11.6	14.7
Equity securities		0.0	0.0	0.2
Maturities, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale		8.1	3.2	5.0
Purchases of:
Fixed maturity securities available for sale		(3.5)	(11.5)	(16.1)
Change in short-term investments		(3.6)	0.2	0.6
Net cash provided by investing activities		1.5	3.5	4.4
Financing activities
Cash dividends paid	[1]	(2.4)	(4.7)	(6.0)
Net cash used in financing activities		(2.4)	(4.7)	(6.0)
Change in cash and cash equivalents		(0.2)	0.0	(0.9)
Cash and cash equivalents at beginning of period		0.7	0.7	1.6
Cash and cash equivalents at end of period		0.5	0.7	0.7
Supplemental information:
Income taxes paid		$ 0.4	$ 0.4	$ 0.6

[1]	Includes return of capital amounts.